Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
8.	Cash and Cash Equivalents

	December 31 2018	December 31 2017

Cash at bank and on hand	$3,629	$6,019
Short-term bank deposits	4,947	11,887

	$8,576	$17,906